Annual Fund Operating Expenses	18 Months Ended
	Jun. 30, 2013
Money Market Portfolio - Money Market Portfolio | Money Market Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.16%	[1]
Balanced Portfolio - Balanced Portfolio | Balanced Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Equity Index Portfolio - Equity Index Portfolio | Equity Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%
Equity Income Portfolio - Equity Income Portfolio | Equity Income Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.33%
Growth Portfolio - Growth Portfolio | Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.41%
International Portfolio - International Portfolio | International Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.44%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.49%
Small Company Growth Portfolio - Small Company Growth Portfolio | Small Company Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	0.44%	[3]
Total Bond Market Index Portfolio - Total Bond Market Index Portfolio | Total Bond Market Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
High Yield Bond Portfolio - High Yield Bond Portfolio | High Yield Bond Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.29%
Short-Term Investment-Grade Portfolio - Short-Term Investment Grade Portfolio | Short-Term Investment-Grade Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Capital Growth Portfolio - Capital Growth Portfolio | Capital Growth Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.41%
Diversified Value Portfolio - Diversified Value Portfolio | Diversified Value Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.35%
Total Stock Market Index Portfolio - Total Stock Market Index Portfolio | Total Stock Market Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Mid-Cap Index Portfolio - Mid-Cap Index Portfolio | Mid-Cap Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
REIT Index Portfolio - REIT Index Portfolio | REIT Index Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.28%
Conservative Allocation Portfolio - Conservative Allocation Portfolio | Conservative Allocation Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%
Moderate Allocation Portfolio - Moderate Allocation Portfolio | Moderate Allocation Portfolio
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%

[1]	Vanguard and the Portfolio's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Portfolio's daily yield so as to maintain a zero or positive yield for the Portfolio. Vanguard and the Portfolio's Board may terminate the temporary expense limitation at any time.
[2]	Acquired Fund Fees and Expenses are not included in the Portfolio's financial statements, which provide a clearer picture of a portfolio's actual operating costs.
[3]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.